Financial Risk Management - Liquidity Risk - Maturity profile of the insurance contract liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	$ 48,665.2	$ 46,291.6
One year or less
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	14,226.5	15,080.6
One to two years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	8,462.3	7,544.2
Two to three years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	6,100.6	5,414.4
Three to four years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	4,511.5	3,972.1
Four to five years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	3,206.0	3,168.5
More than five years
Financial Risk Management.
Insurance contract liabilities, undiscounted cash flows	$ 12,158.3	$ 11,111.8